Business combinations (Details) - Schedule of estimated fair value of aggregate assets acquired - Business Combination [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Business combinations (Details) - Schedule of estimated fair value of aggregate assets acquired [Line Items]
Cash and cash equivalents	$ 2,325	$ 2,160
Accounts receivable	8,452	5,189
Prepaid expenses and other current assets		594
Due from related party		235
Unbilled client charges	4,831
Prepaid expenses & other	75
Prepaid insurance	21
Security deposits	72
Property, plant and equipment	1,094	791
Customer relationships	29,300	26,800
Trade name	8,300	5,900
Deferred tax asset	1,679	266
Operating lease right of use assets	6,995	1,110
Assets acquired	63,144	43,045
Accrued payroll and payroll taxes		2,542
Accrued other expenses		1,824
Current portion of income taxes payable		342
Other liability		811
Accounts payable	1,469	802
Accrued expenses	2,595
Deferred revenue	2,846	36
Operating lease liabilities	6,995	1,110
Deferred tax liability	1,679	266
Liabilities assumed	15,584	7,733
Goodwill	13,217	17,477
Total consideration	$ 60,777	$ 52,789